                                 POLARIS GLOBAL
                                   VALUE FUND

                                 ANNUAL REPORT
                                  MAY 31, 1999

                                     [LOGO]
                         HTTP://WWW.POLARISCAPITAL.COM

POLARIS GLOBAL VALUE FUND
ANNUAL REPORT
MAY 31, 1999
--------------------------------------------------------------------------------

Dear Fellow Shareholder:

The Polaris Global Value Fund climbed 3.22% during the last half of the fiscal year while the Fund's benchmark, the MSCI World Index rose 8.74% for the same time period. For the year ended May 31, 1999, the Fund returned (11.95)% and the Index returned 13.13%.

Performance was unsatisfactory because of the lack of breadth in the marketplace during the period and the fact that many of the Fund's holdings did not begin to realize their values until the last two months of the period. As returns for April and May show, performance can rebound quickly when market conditions and investor sentiment change.

Some of the Fund's holdings, such as Chock Full O'Nuts, Helix Technology and Mechanic's Financial did perform well during the past six months. The Fund's underperformance is primarily attributed to two trends. First, cyclical stocks, such as Valmet, Methanex and WPI Group, continued to be penalized by the market. Second, many of the Fund's holdings, particularly U.S. thrifts, continued to be undervalued despite their positive fundamentals. The Fund's manager believes that these stocks represent significant latent value in the portfolio.

For a more detailed discussion on the Fund's strategy and performance, see our commentary covering the period June 30, 1999 that will be mailed to all shareholders shortly. Thank you for your continued support.

                                                    Sincerely,

                                                           [SIGNATURE]

                                                    Bernard R. Horn, Jr.
                                                    Portfolio Manager

*PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DURING THE PERIOD CERTAIN FEES AND EXPENSES WERE WAIVED BY THE SERVICE PROVIDERS. WITHOUT THESE WAIVERS TOTAL RETURNS WOULD HAVE BEEN LOWER. IF THE MAXIMUM SALES CHARGE HAD BEEN REFLECTED AND IF THERE HAD BEEN NO FEE WAIVERS, THE QUOTED PERFORMANCE WOULD HAVE BEEN LOWER. ADDITIONAL PERFORMANCE FIGURES FOR THE FUND CAN BE FOUND IN THE PERFORMANCE CHART & ANALYSIS SECTION OF THIS REPORT.

THE MSCI WORLD INDEX IS A GROUP OF UNMANAGED SECURITIES WIDELY REGARDED BY INVESTORS TO BE REPRESENTATIVE OF THE MARKET IN GENERAL. ONE CANNOT INVEST DIRECTLY IN AN INDEX.

THE VIEWS IN THIS REPORT WERE THOSE OF THE FUND MANAGER AS OF MAY 31, 1999, AND MAY NOT REFLECT THE VIEWS OF THE MANAGER ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANY TIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENT IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE.

POLARIS GLOBAL VALUE FUND
PERFORMANCE CHART & ANALYSIS
MAY 31, 1999
--------------------------------------------------------------------------------

The following chart compares changes in the value of a $10,000 investment in Polaris Global Value Fund (the "Fund"), including reinvested dividends and distributions, to the performance of the Morgan Stanley Capital International World Index ("MSCI"). The MSCI measures the performance of a diverse range of global stock markets in the United States, Canada, Europe, Australia, New Zealand and the Far East. The MSCI is unmanaged and its performance reflects the reinvestment of dividends. It is important to keep in mind that the MSCI excludes the effect of any expenses which have been deducted from the Fund's return. It is not possible to invest directly in any index. PERFORMANCE INFORMATION PRESENTED HERE REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

                                                                               Since Inception
Average Annual Total Return as of 5/31/99               One Year   Five Year   on July 31, 1989
---------------------------------------------           --------   ---------   ----------------
Polaris Global Value Fund                               (11.95%)    15.71%          11.27%
MSCI                                                     13.13%     15.62%           9.97%

Investment Value on 5/31/99
---------------------------------------------
Polaris Global Value Fund                      $28,568
MSCI                                           $25,477

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             POLARIS GLOBAL VALUE FUND     MSCI
7/31/1989                   $10,000.00  $10,000.00
8/31/1989                   $10,000.00   $9,755.50
9/30/1989                   $10,008.01  $10,028.45
10/31/1989                   $9,794.84   $9,691.49
11/30/1989                   $9,745.86  $10,075.84
12/31/1989                   $9,882.30  $10,397.13
1/31/1990                    $9,882.30   $9,908.98
2/28/1990                    $9,645.13   $9,481.41
3/31/1990                    $9,603.65   $8,906.08
4/30/1990                    $9,584.45   $8,774.89
5/31/1990                    $9,815.43   $9,696.17
6/30/1990                   $10,062.78   $9,624.23
7/31/1990                    $9,970.20   $9,709.03
8/31/1990                    $9,316.16   $8,805.12
9/30/1990                    $8,597.88   $7,873.54
10/31/1990                   $8,944.38   $8,605.52
11/30/1990                   $8,942.59   $8,461.12
12/31/1990                   $8,721.71   $8,635.24
1/31/1991                    $9,079.30   $8,947.98
2/28/1991                    $9,389.81   $9,773.24
3/31/1991                    $9,291.21   $9,482.20
4/30/1991                    $9,525.35   $9,553.39
5/31/1991                    $9,863.50   $9,766.93
6/30/1991                    $9,493.62   $9,160.99
7/31/1991                    $9,766.09   $9,590.68
8/31/1991                    $9,887.19   $9,557.25
9/30/1991                   $10,151.18   $9,804.91
10/31/1991                  $10,116.66   $9,960.93
11/30/1991                   $9,717.05   $9,523.84
12/31/1991                  $10,220.40  $10,214.08
1/31/1992                   $10,628.19  $10,021.95
2/29/1992                   $11,073.51   $9,846.06
3/31/1992                   $10,594.03   $9,379.26
4/30/1992                   $11,120.55   $9,506.95
5/31/1992                   $11,372.99   $9,882.08
6/30/1992                   $11,064.78   $9,547.97
7/31/1992                   $10,822.46   $9,569.23
8/31/1992                   $10,626.58   $9,798.78
9/30/1992                   $10,563.88   $9,705.81
10/31/1992                  $10,409.65   $9,439.80
11/30/1992                  $10,866.63   $9,605.71
12/31/1992                  $11,219.80   $9,680.32
1/31/1993                   $11,214.19   $9,709.79
2/28/1993                   $11,133.44   $9,936.90
3/31/1993                   $11,732.42  $10,510.09
4/30/1993                   $11,746.50  $10,994.24
5/31/1993                   $12,114.17  $11,244.73
6/30/1993                   $11,936.09  $11,147.55
7/31/1993                   $12,236.88  $11,374.26
8/31/1993                   $12,818.13  $11,892.90
9/30/1993                   $12,825.82  $11,670.27
10/31/1993                  $13,504.31  $11,989.11
11/30/1993                  $13,149.14  $11,308.04
12/31/1993                  $14,103.77  $11,858.61
1/31/1994                   $14,683.44  $12,637.98
2/28/1994                   $14,385.36  $12,471.67
3/31/1994                   $13,694.87  $11,931.14
4/30/1994                   $13,616.80  $12,297.18
5/31/1994                   $13,773.40  $12,326.03
6/30/1994                   $13,656.32  $12,288.98
7/31/1994                   $14,152.05  $12,519.79
8/31/1994                   $14,553.97  $12,893.97
9/30/1994                   $14,044.58  $12,552.28
10/31/1994                  $14,206.09  $12,906.44
11/30/1994                  $13,667.68  $12,343.85
12/31/1994                  $13,711.42  $12,460.49
1/31/1995                   $13,540.02  $12,270.46
2/28/1995                   $14,024.76  $12,446.37
3/31/1995                   $14,451.11  $13,043.26
4/30/1995                   $15,098.52  $13,494.81
5/31/1995                   $15,362.74  $13,607.19
6/30/1995                   $16,118.59  $13,599.95
7/31/1995                   $16,908.40  $14,277.35
8/31/1995                   $17,106.23  $13,956.26
9/30/1995                   $17,816.14  $14,359.73
10/31/1995                  $17,711.02  $14,130.55
11/30/1995                  $18,031.59  $14,618.11
12/31/1995                  $18,074.87  $15,042.42
1/31/1996                   $17,953.77  $15,311.42
2/29/1996                   $18,267.96  $15,401.53
3/31/1996                   $18,474.38  $15,654.62
4/30/1996                   $19,398.10  $16,019.51
5/31/1996                   $19,937.37  $16,030.15
6/30/1996                   $19,730.02  $16,107.99
7/31/1996                   $18,940.82  $15,535.52
8/31/1996                   $19,721.18  $15,710.85
9/30/1996                   $20,474.53  $16,322.72
10/31/1996                  $20,578.95  $16,433.42
11/30/1996                  $21,976.26  $17,351.05
12/31/1996                  $22,292.72  $17,069.96
1/31/1997                   $23,344.94  $17,272.53
2/28/1997                   $23,379.96  $17,467.95
3/31/1997                   $23,223.31  $17,119.12
4/30/1997                   $23,947.88  $17,675.47
5/31/1997                   $25,942.74  $18,763.24
6/30/1997                   $27,974.05  $19,695.85
7/31/1997                   $30,511.30  $20,599.75
8/31/1997                   $29,971.25  $19,218.54
9/30/1997                   $32,078.23  $20,259.37
10/31/1997                  $30,102.21  $19,189.88
11/30/1997                  $29,686.80  $19,526.20
12/31/1997                  $29,995.54  $19,760.91
1/31/1998                   $29,974.54  $20,308.38
2/28/1998                   $31,557.20  $21,678.77
3/31/1998                   $32,608.05  $22,590.86
4/30/1998                   $33,361.30  $22,808.23
5/31/1998                   $32,447.20  $22,519.02
6/30/1998                   $31,084.42  $23,050.04
7/31/1998                   $30,695.05  $23,009.64
8/31/1998                   $24,692.32  $19,937.85
9/30/1998                   $24,854.56  $20,287.04
10/31/1998                  $26,314.68  $22,117.50
11/30/1998                  $27,677.46  $23,429.36
12/31/1998                  $27,340.57  $24,570.44
1/31/1999                   $26,577.42  $25,104.89
2/28/1999                   $26,079.72  $24,433.59
3/31/1999                   $26,278.80  $25,447.34
4/30/1999                   $29,795.91  $26,446.93
5/31/1999                   $28,568.24  $25,476.86

Prior to June 1, 1998, Polaris Capital Management, Inc. managed a limited partnership with an investment objective and investment policies that were, in all material respects, equivalent to those of the Fund. On June 1, 1998, the limited partnership reorganized into the Fund. The performance for the Fund includes the performance of the predecessor limited partnership. For periods prior to June 1, 1998, the performance figures include the expenses for the limited partnership. For all periods except "Since Inception", had the Fund's first year estimated expenses been used, the performance would have been lower. The limited partnership was neither registered under the Investment Company Act of 1940, as amended ("1940 Act"), nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have had an adverse affect on its performance.

POLARIS GLOBAL VALUE FUND
SCHEDULE OF INVESTMENTS
MAY 31, 1999
--------------------------------------------------------------------------------

COMMON STOCK (99.6%)

 Shares                         Security Description                         Value
---------   ------------------------------------------------------------  -----------
BUILDING AND CONSTRUCTION (7.1%)
  57,000    Barratt Developments                                          $   293,191
  70,000    Beazer Group PLC                                                  216,484
  41,000    Bellway PLC                                                       234,543
 118,000    Crest Nicholson PLC                                               294,970
  23,300    Koninklijke Boskalis Westminster NV                               345,951
                                                                          -----------
                                                                            1,385,139
                                                                          -----------
BUSINESS SERVICES (3.6%)
  10,543    Cendant Corp.                                                     194,388
   5,700    Takefuji Corp.                                                    502,441
                                                                          -----------
                                                                              696,829
                                                                          -----------
CHEMICALS AND ALLIED PRODUCTS (5.3%)
  32,000    Arisawa Manufacturing Co.                                         450,257
  52,000    Methanex Corp. (a)                                                194,323
  29,000    Wellman, Inc.                                                     395,125
                                                                          -----------
                                                                            1,039,705
                                                                          -----------
CONSUMER GOODS (7.1%)
  55,000    Chock Full o' Nuts Corp. (a)                                      574,063
   3,150    Christian Dior SA                                                 447,610
  28,000    Kesko Oyj                                                         371,820
                                                                          -----------
                                                                            1,393,493
                                                                          -----------
ELECTRONICS AND ELECTRICAL EQUIPMENT (4.8%)
  12,300    Draka Holding NV                                                  443,705
   4,790    Intel Corp.                                                       258,959
  83,000    VTECH Holdings Ltd.                                               241,898
                                                                          -----------
                                                                              944,562
                                                                          -----------
FINANCIAL INSTITUTIONS (24.5%)
  22,900    Abington Bancorp, Inc.                                            326,325
  16,100    American Bank (Waterbury, CT)                                     338,100
  24,200    Banco Bilbao Vizcaya SA                                           349,952
  90,400    Charter Pacific Bank (a)                                          361,600
  19,500    Hawthorne Financial Corp. (a)                                     307,125
  34,000    Horizon Bank & Trust Co. (a)                                      229,500
  31,000    Ipswich Savings Bank                                              311,937
   3,600    Jyske Bank                                                        288,275
  14,500    MECH Financial, Inc.                                              512,938
  15,616    North Valley Bancorp                                              199,104
  20,812    Peoples Heritage Financial Group, Inc.                            390,225
 357,000    Sanlam Ltd. (a)                                                   343,406
  10,157    UST Corp.                                                         245,037
  26,900    Warren Bancorp, Inc.                                              215,200
  12,791    Webster Financial Corp.                                           371,738
                                                                          -----------
                                                                            4,790,462
                                                                          -----------
FOOD AND BEVERAGES (1.8%)
  21,900    Orkla ASA, "A"                                                    347,088
                                                                          -----------
INDUSTRIALS (4.6%)
  21,400    Helix Technology Corp.                                            365,138
  11,000    Walter AG                                                         309,396
  58,900    WPI Group, Inc. (a)                                               231,919
                                                                          -----------
                                                                              906,453
                                                                          -----------

 Shares                         Security Description                         Value
---------   ------------------------------------------------------------  -----------

MANUFACTURING (10.8%)
  72,369    Fedders Corp., "A"                                            $   398,030
   2,700    Kone Corp.                                                        351,482
  13,700    Radex-Heraklith AG                                                386,772
  57,100    Rautaruukki Oyj                                                   352,256
  30,000    Valmet Oyj                                                        307,410
   5,500    Veba AG                                                           314,572
                                                                          -----------
                                                                            2,110,522
                                                                          -----------
METALS AND MINING (5.3%)
  80,950    Palabora Mining Co.                                               421,782
   5,800    Phelps Dodge Corp.                                                300,514
  24,100    RTI International Metals (a)                                      320,831
                                                                          -----------
                                                                            1,043,127
                                                                          -----------
OIL AND RELATED INDUSTRIES (1.8%)
  19,050    Repsol SA, ADR                                                    342,900
                                                                          -----------
PAPER AND PACKAGING PRODUCTS (2.9%)
  91,700    Sappi Ltd.                                                        558,652
                                                                          -----------
REAL ESTATE (1.6%)
 179,000    Countryside Properties PLC                                        321,966
                                                                          -----------
RUBBER AND PLASTIC PRODUCTS (3.6%)
  16,400    Continental AG                                                    380,686
 289,750    Crean (James) PLC (a)                                             333,263
                                                                          -----------
                                                                              713,949
                                                                          -----------
TELECOMMUNICATIONS (3.2%)
 185,000    Total Access Communications SA (a)                                632,700
                                                                          -----------
TEXTILES (2.0%)
   8,800    Gamma Holdings NV                                                 395,659
                                                                          -----------
TRANSPORTATION (7.0%)
   2,374    A. Friedrich Flender AG (a)                                       263,122
   5,600    AMR Corp. (a)                                                     364,350
  12,998    KLM Royal Dutch Airlines NV (a)                                   377,826
     321    KLM Royal Dutch Airlines NV, ADR                                    9,309
 155,600    Neptun Maritime Oyj (a)                                           354,680
                                                                          -----------
                                                                            1,369,287
                                                                          -----------
TRANSPORTATION EQUIPMENT (1.1%)
   3,925    Toyota Motor Corp.                                                211,950
                                                                          -----------
UTILITIES - ELECTRIC, GAS AND SANITARY SERVICES (1.4%)
  21,600    Union Electrica Fenosa SA                                         282,766
                                                                          -----------
OTHER (0.0%)
  37,500    Utopia (b)                                                              -
                                                                          -----------
            Total Common Stock (COST $18,219,166)                         $19,487,209
                                                                          -----------

SHORT-TERM INVESTMENTS (0.4%)

Principal
 Amount
---------   ------------------------------------------------------------  -----------
  70,874    BT Investment Money Market                                    $    70,874
   1,084    Middlesex Savings Bank                                              1,084
   1,116    Stoneham Savings Bank                                               1,116
                                                                          -----------
            Total Short-Term Investments, AT COST                              73,074
                                                                          -----------
Total Investments (100.0%) (COST $18,292,240)                             $19,560,283
                                                                          -----------
                                                                          -----------

------------------------------------------------

(a)   Non-income producing security.

(b) Security valued by or at the direction of the Trustees and is considered a fair-valued security.

ADR - American Depository Receipt.

See Notes to Financial Statements.        3

POLARIS GLOBAL VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1999
--------------------------------------------------------------------------------

ASSETS
  Investments (Note 2):
    Investments, at cost...............................................  $   18,292,240
    Net unrealized appreciation........................................       1,268,043
                                                                         --------------
      Total investments, at value......................................      19,560,283

  Receivable for Fund shares issued....................................             130
  Interest, dividends and other receivables............................          92,689
  Organization costs, net of amortization (Note 2).....................          33,333
                                                                         --------------
Total Assets...........................................................      19,686,435
                                                                         --------------

LIABILITIES
  Payable for Fund shares redeemed.....................................         250,000
  Payable to other related parties (Note 3)............................           5,710
  Accrued expenses and other liabilities...............................          43,145
                                                                         --------------
Total Liabilities......................................................         298,855
                                                                         --------------
NET ASSETS                                                               $   19,387,580
                                                                         --------------
                                                                         --------------

COMPONENTS OF NET ASSETS
  Paid-in capital......................................................  $   17,696,225
  Undistributed net investment income..................................          28,625
  Accumulated net realized gain on investments
    and foreign currency transactions..................................         396,453
  Unrealized appreciation on investments
    and foreign currency translations..................................       1,266,277
                                                                         --------------

NET ASSETS.............................................................  $   19,387,580
                                                                         --------------
                                                                         --------------

SHARES OF BENEFICIAL INTEREST                                                 2,251,802

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
  PRICE PER SHARE                                                        $         8.61

See Notes to Financial Statements.        4

POLARIS GLOBAL VALUE FUND
STATEMENT OF OPERATIONS
YEAR ENDED MAY 31, 1999 (a)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividend income (net of foreign withholding taxes of $38,260)........  $     458,289
  Interest income......................................................         19,246
                                                                         -------------
Total Investment Income................................................        477,535
                                                                         -------------

EXPENSES
  Investment advisory (Note 3).........................................        199,686
  Administration (Note 3)..............................................         40,000
  Transfer agent (Note 3)..............................................         28,356
  Custody..............................................................         20,831
  Accounting (Note 3)..................................................         39,000
  Audit................................................................         20,700
  Legal................................................................          9,707
  Trustees.............................................................          1,641
  Registration.........................................................         29,119
  Amortization of organization costs (Note 2)..........................          6,667
  Miscellaneous........................................................         16,207
                                                                         -------------
Total Expenses.........................................................        411,914
    Fees waived (Note 5)...............................................        (62,378)
                                                                         -------------
Net Expenses...........................................................        349,536
                                                                         -------------

NET INVESTMENT INCOME..................................................        127,999
                                                                         -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
  CURRENCY TRANSACTIONS
  Net realized gain on investments sold................................        734,552
  Net realized loss on foreign currency transactions...................         (9,263)
                                                                         -------------
    Net realized gain on investments and foreign currency
      transactions.....................................................        725,289
                                                                         -------------

  Net change in unrealized depreciation on investments.................     (3,705,540)
  Net change in unrealized depreciation on
    foreign currency translations......................................         (1,766)
                                                                         -------------
    Net change in unrealized depreciation on investments
      and foreign currency translations................................     (3,707,306)
                                                                         -------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS....................................     (2,982,017)
                                                                         -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS...................  $  (2,854,018)
                                                                         -------------
                                                                         -------------

----------------------------------------------------------------------

(a) The Fund commenced operations on June 1, 1998 (Note 1).

See Notes to Financial Statements.        5

POLARIS GLOBAL VALUE FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          Year Ended
                                                                         May 31, 1999
                                                                              (a)
---------------------------------------------------------------------------------------

NET ASSETS, Beginning of Period.......................................   $           -
                                                                        ---------------

OPERATIONS
  Net investment income...............................................         127,999
  Net realized gain on investments sold
    and foreign currency transactions.................................         725,289
  Net change in unrealized depreciation
    on investments and foreign currency translations..................      (3,707,306)
                                                                        ---------------
      Net decrease in net assets resulting
        from operations...............................................      (2,854,018)
                                                                        ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income...............................................         (90,111)
  Net realized gain on investments....................................        (338,099)
                                                                        ---------------
      Total distributions to shareholders.............................        (428,210)
                                                                        ---------------
CAPITAL SHARE TRANSACTIONS
  Sale of shares......................................................       3,797,127
  Transactions due to acquisition (Note 6)............................      21,861,590
  Reinvestment of distributions.......................................         427,279
  Redemption of shares................................................      (3,416,188)
                                                                        ---------------
      Net increase from capital share transactions....................      22,669,808
                                                                        ---------------
  Net increase in net assets..........................................      19,387,580
                                                                        ---------------
NET ASSETS, End of Period (Including line (A))........................   $  19,387,580
                                                                        ---------------
                                                                        ---------------

SHARE TRANSACTIONS
  Sale of shares......................................................         429,321
  Transactions due to acquisition (Note 6)............................       2,186,159
  Reinvestment of distibutions........................................          53,323
  Redemption of shares................................................        (417,001)
                                                                        ---------------
      Net increase in shares..........................................       2,251,802
                                                                        ---------------
                                                                        ---------------

(A) Accumulated undistributed net investment income...................   $      28,625
                                                                        ---------------
                                                                        ---------------

--------------------------------------------------------------------------------

(a) The Fund commenced operations on June 1, 1998 (Note 1).

See Notes to Financial Statements.        6

POLARIS GLOBAL VALUE FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected per share data and ratios for an average share outstanding throughout the period:

                                                                          Year Ended
                                                                         May 31, 1999
                                                                              (a)
---------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period..................................   $       10.00
                                                                        ---------------
Investment operations:
  Net investment income...............................................            0.06
  Net realized and unrealized loss on investments
    and foreign currency transactions.................................           (1.27)
                                                                        ---------------
Total from investment operations......................................           (1.21)
                                                                        ---------------

Distributions to shareholders from:
  Net investment income...............................................           (0.04)
  Net realized gain on investments and foreign currency
    transactions......................................................           (0.14)
                                                                        ---------------
Total distributions to shareholders...................................           (0.18)
                                                                        ---------------
Net Asset Value, End of Period........................................   $        8.61
                                                                        ---------------
                                                                        ---------------
Total return (b)......................................................          (11.95)%

Ratios/supplementary data:
Net assets at end of period (000 omitted).............................   $      19,388
Ratios to average net assets:
  Expenses, including waiver of fees..................................           1.75%
  Expenses, excluding waiver of fees..................................           2.06%
  Net investment income, including waiver of fees.....................           0.63%

Portfolio turnover rate...............................................             51%

--------------------------------------------------------------------------------

(a) The Fund commenced operations on June 1, 1998 (Note 1).
(b) Total return would have been lower had certain expenses not been reduced during the period (Note 5).

See Notes to Financial Statements.        7

POLARIS GLOBAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

Forum Funds-Registered Trademark- (the "Trust") is a Delaware business trust that is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust currently has seventeen active investment portfolios. This report relates to Polaris Global Value Fund (the "Fund"), a diversified series of the Trust. The Fund commenced operations on June 1, 1998 after it acquired the net assets of Global Limited Partnership (the "Partnership"), in exchange for Fund shares. The Partnership commenced operations on July 31, 1989 and ceased operations on May 31, 1998. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates.

The following represent the significant accounting policies of the Fund:

SECURITY VALUATION - On each Fund business day, the Trust determines the net asset value per share of the Fund as of the close of the regular trading day on the New York Stock Exchange. Securities, other than short-term securities, held by the Fund, and for which market quotations are readily available, are valued using the last reported sales price provided by independent pricing services. If no sales price is reported, the mean of the last bid and ask price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Trust's Board of Trustees. Securities that mature in sixty days or less are valued at amortized cost, which approximates market value. Foreign short-term investments are valued at the current market price, then marked-to-market to recognize any gain or loss on the transaction.

SECURITY TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes. Foreign dividend and interest income amounts and realized capital gain or loss are converted to U.S. dollar equivalents using foreign exchange rates in effect at the date of the transactions.

Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and
(ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

POLARIS GLOBAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

The Fund may enter into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by the Fund entering into offsetting commitments.

REPURCHASE AGREEMENTS - The Fund may invest in repurchase agreements. The Fund, through its custodian, receives delivery of the underlying securities, whose market value must always equal or exceed the repurchase price. In the event of default, the Fund may have difficulties disposing of such securities.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders of net investment income and net capital gain, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

ORGANIZATION COSTS - Costs incurred by the Fund in connection with its organization are amortized using the straight-line method over a five-year period.

FEDERAL TAXES - The Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is required.

EXPENSE ALLOCATION - The Trust accounts separately for the assets and liabilities and operations of its funds. Expenses that are directly attributable to more than one fund are allocated among the respective funds in proportion to each fund's average daily net assets.

NOTE 3. ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The investment adviser to the Fund is Polaris Capital Management, Inc. (the "Adviser"). Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.00% of the average daily net assets of the Fund.

ADMINISTRATOR - The administrator of the Fund is Forum Administrative Services, LLC ("FAdS"). For its services, FAdS receives an administrative fee at an annual rate of 0.10% of the first $150 million of the Fund's average daily net assets and 0.05% of the Fund's average daily net assets in excess of $150 million, with a $40,000 minimum fee per year.

TRANSFER AGENT - The transfer agent and dividend disbursing agent for the Fund is Forum Shareholder Services, LLC ("FSS"). FSS receives an annual fee of $24,000, plus certain shareholder account fees.

POLARIS GLOBAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

SHAREHOLDER SERVICE AGENT - The Trust has adopted a shareholder servicing plan (the "Plan") with respect to the Fund under which FAdS is authorized to enter into shareholder service agreements with financial institutions and other persons who provide services for and maintain shareholder accounts as set forth in the Plan. Under the Plan, the Trust, through FAdS, pays the shareholder servicing agent a fee of up to 0.25% of the average daily net assets of the shares owned by investors for which the shareholder servicing agent maintained a servicing relationship. FAdS may pay any or all amounts of these payments to various institutions that provide shareholder servicing to their clients.

DISTRIBUTOR - Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Services Dealers, Inc., is the Fund's distributor. FFS receives no compensation for its distribution services.

OTHER SERVICE PROVIDERS - Forum Accounting Services, LLC ("FAcS") provides fund accounting services to the Fund. For its services, FAcS receives an annual fee of $36,000, plus certain amounts based upon the asset level of the Fund as well as the number and type of portfolio transactions made by the Fund.

NOTE 4. SECURITY TRANSACTIONS

The cost of purchases and the proceeds from sales of investment securities, other than short-term investments, aggregated $10,610,887 and $9,908,825, respectively, for the year ended May 31, 1999.

For federal income tax purposes, the tax basis of investment securities owned as of May 31, 1999, was $18,694,818, and the net unrealized appreciation of investment securities was $865,465. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $3,486,370, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $2,620,905.

NOTE 5. WAIVER OF FEES

Certain service providers of the Fund have voluntarily agreed to waive a portion of their fees and reimburse certain expenses of the Fund to the extent that the Fund's net expenses exceed the annual rate of 1.75% of the Fund's average daily net assets. Fee waivers and expense reimbursements may be reduced or eliminated at any time. For the year ended May 31, 1999, the Adviser waived fees of $62,378.

NOTE 6. ACQUISITION OF FUNDS

As of June 1, 1998, Polaris Global Value Fund acquired all the net assets of the Global Value Limited Partnership. The net assets and unrealized gain associated with the acquired fund immediately prior to acquisition were $21,861,590, and $4,973,583, respectively. The shares issued as a result of the acquisition amounted to 2,186,159.

The net assets of Polaris Global Value Fund immediately after the acquisition were $21,861,590.

POLARIS GLOBAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------

NOTE 7. CHANGES IN INDEPENDENT ACCOUNTANT

On May 31, 1999, the Board of Trustees of the Trust approved Deloitte & Touche LLP ("Deloitte") as the new independent accountant for the Fund, subject to the resignation of PricewaterhouseCoopers LLP ("PwC") as auditors for the Fund. The decision to replace PwC with Deloitte was motivated by the fact that Deloitte already serves as independent auditor for the other stand alone Funds of the Trust.

The Fund commenced operations on June, 1 1998. As of the date of their resignation, PwC had not issued a principal accountant's report on the Fund's financial statements for the fiscal year ended May 31, 1999, nor had they commenced their audit of the Fund's annual financial statements. The Fund had no disagreements with PwC through the date of their resignation on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

NOTE 8. FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE FISCAL YEAR (UNAUDITED)

SPECIAL 1999 TAX INFORMATION

The Fund intends to elect to pass through to its shareholders the credit for taxes paid in foreign countries during its fiscal year ended May 31, 1999. In accordance with the current tax laws, the foreign income and foreign tax per share (for a share outstanding on May 31, 1999) is as follows:

COUNTRY                 DIVIDENDS   FOREIGN TAX
---------------------  -----------  -----------
Austria..............   $  0.0062    $  0.0011
Finland..............   $  0.0227    $  0.0040
France...............   $  0.0054    $  0.0007
Germany..............   $  0.0077    $  0.0009
Holland..............   $  0.0027    $  0.0005
Hong Kong............   $  0.0082    $  0.0000
Ireland..............   $  0.0053    $  0.0000

COUNTRY                 DIVIDENDS   FOREIGN TAX
---------------------  -----------  -----------
Italy................   $  0.0042    $  0.0007
Japan................   $  0.0047    $  0.0008
Netherlands..........   $  0.0260    $  0.0044
Norway...............   $  0.0023    $  0.0004
South Africa.........   $  0.0231    $  0.0000
Spain................   $  0.0102    $  0.0018
United Kingdom.......   $  0.0108    $  0.0014
                       -----------  -----------
                        $  0.1395    $  0.0167
                       -----------  -----------
                       -----------  -----------

The dividend pass through of foreign tax credit will affect only those shareholders of the Fund who are holders on the dividend record date in December 1999. Accordingly, shareholders will receive more detailed information along with their form 1099-DIV in January 2000.

INCOME DIVIDENDS - All the income and any short term capital gain dividends paid by the Fund were ordinary income for federal income tax purposes. The percentage of qualifying dividends eligible for the corporate dividends received deduction was 22.39%.

CAPITAL GAIN DIVIDENDS - The Fund declared long term capital gain dividends of $338,099, for the fiscal year ended May 31, 1999.

POLARIS GLOBAL VALUE FUND

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders,
  Polaris Global Value Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Polaris Global Value Fund (the "Fund") as of May 31, 1999, the related statements of operations and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of May 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Polaris Global Value Fund as of May 31, 1999, and the results of its operations, the changes in its net assets and its financial highlights for the year ending May 31, 1999, in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
July 16, 1999

TABLE OF CONTENTS

MAY 31, 1999

                                           Page
A Message to Our Shareholders..............   1
Performance Chart and Analysis.............   2
Schedule of Investments....................   3
Statement of Assets and Liabilities........   4
Statement of Operations....................   5
Statement of Changes in Net Assets.........   6
Financial Highlights.......................   7
Notes to Financial Statements..............   8
Independent Auditors' Report...............  12

INVESTMENT ADVISER
Polaris Capital Management, Inc.
125 Summer Street
Boston, MA 02110

DISTRIBUTOR
Forum Fund Services, LLC
Two Portland Square
Portland, ME 04101

TRANSFER AGENT
Forum Shareholder Services, LLC
Two Portland Square
Portland, ME 04101

INDEPENDENT ACCOUNTANT
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

This report is for the information of the shareholders of the Polaris Global Value Fund. Its use in connection with any offering of the Fund's shares is authorized only in case of a concurrent or prior delivery of the Fund's current prospectus.

                                 POLARIS GLOBAL
                                   VALUE FUND

                                 ANNUAL REPORT
                                  MAY 31, 1999

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